Share-Based Termination Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Termination Liability [Abstract]
Schedule of Fair Value of the Share-based Termination Liability

The key inputs for the Monte Carlo simulation model to value the Public Placement Warrants at June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
Stock price	$2.82	$9.60
Exercise price	$230.00	$230.00
Redemption Threshold	$360.00	$360.00
Effective expiration date	August 13, 2029	August 13, 2029
Term (years)	4.1	4.6
Volatility	75%	80%
Risk-free rate	3.67%	4.27%
The key inputs for the Monte Carlo simulation model to value the Private Placement Warrants at February 14, 2025 and December 31, 2024 were as follows:
	February 14, 2025	December 31, 2024
Stock price	$13.20	$9.60
Exercise price	$230.00	$230.00
Redemption Threshold	$360.00	$360.00
Effective expiration date	August 13, 2029	August 13, 2029
Term (years)	4.5	4.6
Volatility	80%	80%
Risk-free rate	4.22%	4.27%
The key inputs for the Monte Carlo simulation model to value the Sponsor Warrants at June 30, 2025 and February 14, 2025 were as follows:
	June 30, 2025	February 14, 2025
Stock price	$2.82	$13.20
Exercise price	$10.00	$10.00
Effective expiration date	February 14, 2030	February 14,2030
Term (years)	4.6	5.0
Volatility	79%	84%
Risk-free rate	3.7%	4.2%

The following assumptions were used to calculate the fair value of the share-based termination liability as of December 31, 2023:

December 31, 2023
Fair value of common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10% – 90%
Exchange ratio(4)	0.482

(1)	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

(3)	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(4)	The exchange ratio, as defined in the Company’s business combination agreement, represents the number of new public company shares to be provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated based on the number of shares of the new public company divided by the number of fully diluted shares of the Company.